VALUATION AND QUALIFYING ACCOUNTS (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts And Notes Receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 16	$ 16	$ 16
Charged to Costs and Expenses	1	1	4
Charged to Other Accounts	0	0	0
Deductions	1	1	4
Balance at End of Year	16	16	16
Deferred Tax Assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	145	127	139
Charged to Costs and Expenses	(1)	18	15
Charged to Other Accounts	0	0	(3)
Deductions	19	0	(24)
Balance at End of Year	$ 163	$ 145	$ 127